Basis of Preparation of Half - Year Report (Tables)	6 Months Ended
Jul. 31, 2018
Basis Of Preparation Of Half - Year Report
Disclosure of Detailed Information About Estimated Useful Lives of Property, Plant and Equipment

The estimated useful lives used for each class of depreciable asset are shown below:

Fixed asset class	Useful life

Leasehold improvements	1 - 10 years
Plant, furniture, fittings and motor vehicles	3 - 7 years